Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Significant Information Relating to Company's Reportable Operating Segments

Significant information relating to the Company’s reportable operating segments is summarized in the tables below:

	Revenues (a)(b)		Production costs		Depreciation and depletion		Earnings (loss) from mine operations, associates and joint venture (b)(c)		Expenditures on mining interests

Years ended December 31	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Éléonore	$429	$377	$271	$251	$170	$137	$(12)	$(11)	$71	$109
Musselwhite	263	293	151	144	43	41	69	108	84	58
Porcupine	321	341	189	209	105	122	27	10	139	109
Red Lake	328	264	201	180	67	87	60	(3)	81	80
Peñasquito	1,050	1,400	680	751	315	279	55	370	518	532
Cerro Negro	641	609	277	258	261	267	103	84	77	87
Pueblo Viejo (d)	538	569	222	199	108	39	208	331	58	46
Other(d)	141	357	120	279	28	71	(7)	7	193	103
Attributable segment total	3,711	4,210	2,111	2,271	1,097	1,043	503	896	1,221	1,124
Excluding attributable amounts from associates and joint venture	(679)	(787)	(317)	(382)	(114)	(53)	(248)	(352)	(66)	(49)
Consolidated total	$3,032	$3,423	$1,794	$1,889	$983	$990	$255	$544	$1,155	$1,075

At December 31, 2018	Assets	Liabilities	Net assets
Éléonore	$1,154	$76	$1,078
Musselwhite	614	192	422
Porcupine	1,138	193	945
Red Lake	1,056	159	897
Peñasquito	6,887	2,429	4,458
Cerro Negro	2,277	514	1,763
Pueblo Viejo(d)	1,670	—	1,670
Other (d)	2,171	3,529	(1,358)
Total	$16,967	$7,092	$9,875

At December 31, 2017	Assets	Liabilities	Net assets
Éléonore	$2,735	$273	$2,462
Musselwhite	546	153	393
Porcupine	990	196	794
Red Lake	1,731	88	1,643
Peñasquito	8,370	3,089	5,281
Cerro Negro	3,285	531	2,754
Pueblo Viejo	1,746	—	1,746
Other	2,282	3,171	(889)
Total	$21,685	$7,501	$14,184

Summary of Company's Consolidated Revenues from Continuing Operations (Excluding Attributable Share of Revenues from the Company's Associates and Joint Venture)
(a)

The Company’s principal product is gold bullion which is sold primarily in the London spot market. Metal concentrate, containing both gold and by-product metals, is produced at Peñasquito and Alumbrera and is sold to third party smelters and traders. The Company’s consolidated revenues (excluding attributable share of revenues from Pueblo Viejo and Alumbrera) for the years ended December 31 were derived from the following:

	2018		2017
Gold	$2,266	75%	$2,527	74%
Zinc	365	12%	425	12%
Silver	299	10%	364	11%
Lead	98	3%	98	3%
Copper	4	—%	9	—%
	$3,032	100%	$3,423	100%

Certain of the Company’s mines (including the Company’s associates) supplemented their gold revenues with the sale of other metals as shown in the table below:

Years ended December 31		Peñasquito (i)(ii)	Cerro Negro	Pueblo Viejo	Other
Gold	2018	$347	$580	$501	$68
	2017	$598	$552	$541	$142
Zinc	2018	365	—	—	—
	2017	425	—	—	—
Silver	2018	236	61	33	1
	2017	270	57	27	38
Lead	2018	98	—	—	—
	2017	98	—	—	—
Copper	2018	4	—	4	44
	2017	9	—	1	80
Molybdenum	2018	—	—	—	3
	2017	—	—	—	4
Total	2018	$1,050	$641	$538	$116
	2017	$1,400	$609	$569	$264

(i)

The Company has a long-term agreement with Wheaton Precious Metals Corp. (“Wheaton”) to deliver 25% of silver produced from Peñasquito during its life of mine for a per ounce cash payment of $4.17 (2017 – $4.13), subject to annual inflation adjustments.

(ii)

For the year ended December 31, 2018, provisional pricing adjustments reduced Peñasquito’s concentrate sales revenue by $26 million (2017 – increased revenue by $15 million). $15 million (2017 – $nil) of Peñasquito’s revenues relate to realized and unrealized gains on commodity hedges.

Reconciliation of Attributable Segment Total Earnings (Loss) from Operations, Associates and Joint Venture
(c)

A reconciliation of attributable segment total earnings from mine operations, associates and joint venture to the Company’s (loss) earnings before taxes per the Consolidated Statements of (Loss) Earnings is as follows:

	2018	2017
Attributable segment total earnings from mine operations, associates and joint venture	$503	$896
Adjustment to account for Pueblo Viejo, NuevaUnión and Alumbrera on an equity method basis	(165)	(163)
Exploration, evaluation and project costs	(86)	(62)
Impairment of mining interests, net	(4,727)	(244)
Corporate administration	(131)	(158)
Restructuring costs	—	(4)
(Loss) earnings from operations, associates and joint venture	(4,606)	265
Gain on disposition of mining interest, net of transaction costs	—	42
Finance costs	(145)	(133)
Other (expense) income, net	(10)	19
(Loss) earnings before taxes	$(4,761)	$193